Average Annual Total Returns - Class P3 Shares - Voya SmallCap Opportunities Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 2000® Growth Index 1 Yr		Russell 2000® Growth Index 5 Yrs	Russell 2000® Growth Index 10 Yrs	Russell 2000® Growth Index Since Inception		Russell 2000® Index 1 Yr		Russell 2000® Index 5 Yrs	Russell 2000® Index 10 Yrs	Russell 2000® Index Since Inception
Total	26.71%			0.04%	Jun. 04, 2018	26.71%			(3.19%)	15.12%			(1.88%)	28.48%	[1]	[1]	[1]	3.64%	[1]	25.52%	[1]	[1]	[1]	2.05%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.